Intangible Assets, Net - Schedule of Estimated Future Amortization Expenses (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Estimated Future Amortization Expenses [Abstract]
2025	$ 41,159
2026	38,310
2027	516
Total	$ 79,985	$ 124,679